Average Annual Total Returns (Vanguard Wellington Fund)	12 Months Ended
Nov. 30, 2014
Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.82%
Five Years	11.25%
Ten Years	7.97%
Inception Date	Jul. 01, 1929
Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.90%
Five Years	11.35%
Ten Years	8.08%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.91%
Five Years	9.94%
Ten Years	6.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.54%
Five Years	8.68%
Ten Years	6.15%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Wellington Composite Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.36%
Five Years	12.16%
Ten Years	6.99%
Wellington Composite Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.36%
Five Years	12.16%
Ten Years	6.99%